7. NOTES PAYABLE (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Loan outstanding	$ 11,000	$ 36,000
Notes payble	$ 406,000	$ 353,000
Interest rate minimum	15.00%
Interest rate maximum	18.00%